Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2024
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2023	2024
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)	57,124	57,124
Long-Term Incentive Plan (Restricted Share Units)	29,759	92,931
Sign-On Award (Restricted Share Units)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	115,376	398,328
Alignment Award (Options) - Exercised	257,159	257,159
Employee stock purchase plan (ESPP)	—	29,641
Number of ordinary shares	84,890,197	85,265,962